Investment Objectives and Goals - WisdomTree Private Credit and Alternative Income Digital Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Private Credit and Alternative Income Digital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Private Credit and Alternative Income Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index (the "Index").